Financial Risk Factors and Risk Management - Details on Hedging Instruments in SBC Hedges (Details) - Cash-Settled RSUs - Cash flow hedges shares in Thousands, € in Millions	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares
Equity swaps
Financial Risk Factors and Risk Management
Nominal amount in number of RSUs, thousands | shares	602,000	0
Nominal amount in EUR | €	145	0
Less Than 12 Months | Equity swaps
Financial Risk Factors and Risk Management
Nominal amount in number of RSUs, thousands | shares	471	0
Nominal amount in EUR | €	111	0
12-24 Months | Equity swaps
Financial Risk Factors and Risk Management
Nominal amount in number of RSUs, thousands | shares	110	0
Nominal amount in EUR | €	28	0
12-24 Months | March 2025 swap
Financial Risk Factors and Risk Management
Initial swap price | € / shares	€ 263.32
12-24 Months | April 2025 swap
Financial Risk Factors and Risk Management
Initial swap price | € / shares	€ 229.92
More Than 24 Months | Equity swaps
Financial Risk Factors and Risk Management
Nominal amount in number of RSUs, thousands | shares	21	0
Nominal amount in EUR | €	6	0